UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22066

Cornerstone Progressive Return Fund
(Exact name of registrant as specified in charter)

48 Wall Street New York, New York	10005
(Address of principal executive offices)	(Zip code)

Frank J. Maresca

AST Fund Solutions, LLC 48 Wall Street New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 668-6558

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1. Schedule of Investments.

CORNERSTONE PROGRESSIVE RETURN FUND SCHEDULE OF INVESTMENTS - March 31, 2015 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES - 98.60%
CLOSED-END FUNDS - 67.92%
CONVERTIBLE SECURITIES - 0.21%
AllianzGI Equity & Convertible Income Fund	27,012	$535,108

CORE - 6.52%
Adams Express Company (The)	294,662	4,113,481
Advent/Claymore Enhanced Growth & Income Fund	90,025	848,035
Gabelli Equity Trust Inc. (The)	209,893	1,364,305
General American Investors Company, Inc.	82,321	2,879,589
Guggenheim Enhanced Equity Strategy Fund	15,550	273,525
Guggenheim Equal Weight Enhanced Equity Income Fund	15,746	307,047
Liberty All-Star Equity Fund	532,326	3,108,784
Royce Micro-Cap Trust, Inc.	21,606	211,307
Source Capital, Inc.	16,000	1,172,800
Sprott Focus Trust, Inc.	25,305	183,714
Tri-Continental Corporation	89,526	1,941,819
		16,404,406
CORPORATE DEBT INVESTMENT GRADE-RATED - 0.00%
Cutwater Select Income Fund	1	27

DEVELOPED MARKET - 1.08%
Aberdeen Australia Equity Fund, Inc.	103,933	743,121
Aberdeen Japan Equity Fund, Inc.	15,200	123,120
Aberdeen Singapore Fund, Inc.	28,592	324,805
New Ireland Fund, Inc. (The)	26,320	343,213
Swiss Helvetia Fund, Inc. (The)	102,021	1,177,322
		2,711,581
EMERGING MARKETS - 6.07%
Aberdeen Chile Fund, Inc.	139,415	1,042,824
First Trust/Aberdeen Emerging Opportunity Fund	9,546	155,409
JPMorgan China Region Fund, Inc.	10,209	183,558
Mexico Fund, Inc. (The)	3,700	79,439
Morgan Stanley China A Share Fund, Inc.	261,400	8,605,288
Morgan Stanley India Investment Fund, Inc. *	62,208	1,733,737
Templeton Dragon Fund, Inc.	25,700	638,388
Templeton Emerging Markets Fund	26,187	399,614
Turkish Investment Fund, Inc. (The)	54,987	527,875
Voya Emerging Markets High Dividend Equity Fund	188,122	1,901,913
		15,268,045
EMERGING MARKETS DEBT - 0.23%
Global High Income Fund Inc.	65,943	577,001

ENERGY MLP - 6.15%
ClearBridge Energy MLP Fund Inc.	220,574	5,505,527
ClearBridge Energy MLP Opportunity Fund Inc.	165,726	3,473,617
ClearBridge Energy MLP Total Return Fund Inc.	264,706	5,259,708
Nuveen Energy MLP Total Return Fund	67,025	1,227,898
		15,466,750

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND SCHEDULE OF INVESTMENTS - March 31, 2015 (Unaudited)

Description	No. of Shares	Value
GENERAL & INSURED LEVERAGED - 0.78%
Invesco Value Municipal Income Trust	0	$7
Managed Duration Investment Grade Municipal Fund	1,582	21,484
MFS Investment Grade Municipal Trust	26,806	253,049
Nuveen Dividend Advantage Municipal Fund 3	83,092	1,179,075
Nuveen Dividend Advantage Municipal Income Fund	11,119	161,337
Nuveen Quality Municipal Fund, Inc.	5,671	75,935
Nuveen Select Quality Municipal Fund, Inc.	19,397	273,304
		1,964,191
GENERAL BOND - 0.08%
Deutsche Multi-Market Income Trust	23,093	195,367

GLOBAL - 6.83%
Alpine Global Dynamic Dividend Fund	200,705	2,069,269
Alpine Global Total Dynamic Dividend Fund	945,029	8,420,208
Calamos Global Total Return Fund	3,700	49,987
Clough Global Allocation Fund	30,039	453,589
Clough Global Opportunities Fund	39,600	493,416
Delaware Enhanced Global Dividend and Income Fund	172,572	1,979,401
Eaton Vance Tax-Advantaged Global Dividend Income Fund	9,200	156,032
GDL Fund (The)	111,433	1,152,217
Lazard World Dividend & Income Fund, Inc.	11,400	144,096
Nuveen Global Value Opportunities Fund	86,046	1,109,133
Virtus Total Return Fund	38,454	174,197
Voya Infrastructure, Industrials and Materials Fund	3,100	47,864
Wells Fargo Advantage Global Dividend Opportunity Fund	124,520	937,636
		17,187,045
GROWTH FUNDS - 0.37%
Liberty All-Star Growth Fund, Inc.	176,883	919,792

HIGH CURRENT YIELD (LEVERAGED) - 2.49%
AllianceBernstein Global High Income Fund, Inc.	112,427	1,413,207
BlackRock Corporate High Yield Fund VI, Inc.	246,309	2,748,808
BlackRock Debt Strategies Fund, Inc.	13,834	51,601
Deutsche High Income Opportunities Fund, Inc.	96,489	1,385,582
Deutsche High Income Trust	16,670	148,030
Franklin Universal Trust	37,015	267,618
Invesco High Income Trust II	10,684	161,542
MFS Intermediate High Income Fund	35,669	98,090
		6,274,478
HIGH YIELD - 0.31%
Credit Suisse Asset Management Income Fund, Inc.	1,100	3,531
First Trust High Income Long/Short Fund	35,239	577,215
Western Asset Managed High Income Fund Inc.	37,498	193,865
		774,611
HIGH YIELD MUNICIPAL DEBT - 0.11%
MFS High Income Municipal Trust	55,654	270,478

INCOME & PREFERRED STOCK - 0.39%
LMP Capital and Income Fund Inc.	39,674	664,143
Nuveen Quality Preferred Income Fund 3	35,765	309,725
		973,868

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND SCHEDULE OF INVESTMENTS - March 31, 2015 (Unaudited)

Description	No. of Shares	Value
LOAN PARTICIPATION - 2.80%
Eaton Vance Floating-Rate Income Trust	1,698	$24,774
Eaton Vance Senior Income Trust	3,773	24,562
Invesco Senior Income Trust	241,758	1,145,933
Nuveen Credit Strategies Income Fund	497,652	4,503,751
Nuveen Senior Income Fund	77,117	513,599
Voya Prime Rate Trust	150,898	835,975
		7,048,594
NATURAL RESOURCES - 4.75%
BlackRock Resources & Commodities Strategy Trust	1,064,110	10,172,892
First Trust Energy Infrastructure Fund	77,559	1,766,794
		11,939,686
OPTION ARBITRAGE/OPTIONS STRATEGIES - 8.01%
AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	435,371	7,105,255
BlackRock Global Opportunities Equity Trust	378,868	5,258,688
BlackRock International Growth and Income Trust	204,156	1,447,466
Eaton Vance Risk-Managed Diversified Equity Income Fund	185,528	2,007,413
Madison Covered Call & Equity Strategy Fund	7,800	64,038
Madison Strategic Sector Premium Fund	23,861	287,286
Nuveen Nasdaq 100 Dynamic Overwrite Fund	93,565	1,754,344
Voya Asia Pacific High Dividend Equity Income Fund	16,008	185,373
Voya Global Equity Dividend and Premium Opportunity Fund	193,723	1,611,775
Voya International High Dividend Equity Income Fund	53,952	433,774
		20,155,412
PACIFIC EX JAPAN - 1.00%
Aberdeen Greater China Fund, Inc.	53,382	548,233
China Fund, Inc. (The)	67,890	1,313,672
Morgan Stanley Thai Fund, Inc.	57,081	497,746
Taiwan Fund, Inc.	9,220	154,988
		2,514,639
REAL ESTATE - 15.15%
Alpine Global Premier Properties Fund	650,462	4,449,160
CBRE Clarion Global Real Estate Income Fund	667,119	5,970,715
Cohen & Steers Preferred Securities and Income Fund, Inc.	522,978	10,171,922
Cohen & Steers Quality Income Realty Fund, Inc.	565,870	7,028,105
Cohen & Steers Total Return Realty Fund, Inc.	161,184	2,206,609
LMP Real Estate Income Fund Inc.	129,383	1,684,567
Neuberger Berman Real Estate Securities Income Fund Inc.	551,451	2,988,864
Nuveen Diversified Dividend and Income Fund	78,935	963,007
Nuveen Real Estate Income Fund	102,432	1,220,989
RMR Real Estate Income Fund	66,558	1,414,356
		38,098,294
SECTOR EQUITY - 1.92%
Gabelli Healthcare & WellnessRx Trust (The)	36,134	406,869
GAMCO Global Gold, Natural Resources & Income Trust	83,820	582,549
GAMCO Natural Resources, Gold & Income Trust by Gabelli	232,579	1,855,980
John Hancock Financial Opportunities Fund	85,216	1,994,054
		4,839,452
U.S. MORTGAGE - 0.12%
First Trust Mortgage Income Fund	21,079	312,812

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND SCHEDULE OF INVESTMENTS - March 31, 2015 (Unaudited)

Description	No. of Shares	Value
UTILITY - 2.54%
BlackRock Utility and Infrastructure Trust	52,790	$1,034,684
Cohen & Steers Infrastructure Fund, Inc.	71,764	1,630,478
Duff & Phelps Global Utility Income Fund Inc.	149,307	2,948,813
Gabelli Global Utility & Income Trust (The)	34,971	648,362
Macquarie Global Infrastructure Total Return Fund Inc.	4,700	116,560
		6,378,897
VALUE - 0.00%
First Trust Dividend and Income Fund	1,200	10,620

TOTAL CLOSED-END FUNDS		170,821,154

CONSUMER DISCRETIONARY - 2.76%
Comcast Corporation - Class A	31,358	1,770,786
DIRECTV *	4,000	340,400
Ford Motor Company	30,000	484,200
Johnson Controls, Inc.	7,000	353,080
Macy's, Inc.	4,000	259,640
Time Warner Cable Inc.	2,000	299,760
Time Warner Inc.	12,000	1,013,280
Walt Disney Company (The)	23,000	2,412,470
		6,933,616
CONSUMER STAPLES - 2.14%
Archer-Daniels-Midland Company	8,000	379,200
CVS Caremark Corporation	18,000	1,857,780
Kroger Co. (The)	8,000	613,280
Mondelēz International, Inc. - Class A	12,000	433,080
PepsiCo, Inc.	10,000	956,200
Wal-Mart Stores, Inc.	14,000	1,151,500
		5,391,040
ENERGY - 1.82%
Chevron Corporation	10,000	1,049,800
ConocoPhillips	8,000	498,080
Devon Energy Corporation	3,000	180,930
EOG Resources, Inc.	8,000	733,520
Halliburton Company	8,000	351,040
Kinder Morgan, Inc.	12,000	504,720
Marathon Oil Corporation	2,000	52,220
Phillips 66	7,000	550,200
Schlumberger Limited	8,000	667,520
		4,588,030
EXCHANGE-TRADED FUNDS - 7.08%
iShares Core S&P 500 ETF	43,000	8,936,690
SPDR S&P 500 ETF Trust	43,000	8,876,490
		17,813,180
FINANCIALS - 3.67%
Allstate Corporation (The)	4,000	284,680
American Express Company	8,000	624,960
American International Group, Inc.	8,000	438,320
Aon plc	3,000	288,360
Bank of New York Mellon Corporation (The)	6,000	241,440
BlackRock, Inc. - Class A	2,000	731,680
Discover Financial Services	3,000	169,050
Franklin Resources, Inc.	8,000	410,560
JPMorgan Chase & Co.	20,000	1,211,600
Marsh & McLennan Companies, Inc.	4,000	224,360
MetLife, Inc.	9,000	454,950
Morgan Stanley	16,000	571,040
Prudential Financial, Inc.	4,000	321,240
Wells Fargo & Company	60,000	3,264,000
		9,236,240

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND SCHEDULE OF INVESTMENTS - March 31, 2015 (Unaudited)

Description	No. of Shares	Value
HEALTH CARE - 3.33%
Abbott Laboratories	13,000	$602,290
AbbVie Inc.	3,000	175,620
Actavis plc *	2,921	869,274
Aetna Inc.	6,000	639,180
Amgen Inc.	8,000	1,278,800
Anthem, Inc.	4,500	694,845
Baxter International	7,000	479,500
Boston Scientific Corporation *	2,000	35,500
Cardinal Health, Inc.	6,000	541,620
Cigna Corporation	2,500	323,600
Gilead Sciences, Inc. *	14,000	1,373,820
McKesson Corporation	3,000	678,600
Thermo Fisher Scientific Inc.	5,000	671,700
		8,364,349
INDUSTRIALS - 2.99%
Boeing Company (The)	6,000	900,480
Caterpillar Inc.	5,000	400,150
Deere & Company	3,000	263,070
Delta Air Lines, Inc.	9,000	404,640
FedEx Corporation	3,000	496,350
General Dynamics Corporation	3,000	407,190
General Electric Company	90,000	2,232,900
Honeywell International Inc.	6,000	625,860
Lockheed Martin Corporation	3,000	608,880
Northrop Grumman Corporation	2,000	321,920
Union Pacific Corporation	8,000	866,480
		7,527,920
INFORMATION TECHNOLOGY - 4.80%
Apple Inc.	49,000	6,097,070
Cisco Systems, Inc.	30,000	825,750
Corning, Inc.	9,000	204,120
Hewlett-Packard Company	12,400	386,384
Intel Corporation	20,000	625,400
Microsoft Corporation	22,000	894,410
Oracle Corporation	40,000	1,726,000
QUALCOMM Incorporated	14,500	1,005,430
Yahoo! Inc. *	7,000	311,045
		12,075,609

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND SCHEDULE OF INVESTMENTS - March 31, 2015 (Unaudited)

Description	No. of Shares	Value
MATERIALS - 0.70%
Dow Chemical Company (The)	14,500	$695,710
Ecolab Inc.	3,000	343,140
LyondellBasell Industries N.V.	3,000	263,400
PPG Industries, Inc.	2,000	451,080
		1,753,330
TELECOMMUNICATION SERVICES - 1.06%
Verizon Communications, Inc.	55,000	2,674,650

UTILITIES - 0.33%
Exelon Corporation	7,000	235,270
PG&E Corporation	6,000	318,420
Southern Company (The)	6,000	265,680
		819,370

TOTAL EQUITY SECURITIES (cost - $234,331,157)		247,998,488

SHORT-TERM INVESTMENTS - 1.23%
MONEY MARKET FUNDS - 1.23%
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01%^ (cost - $3,093,330)	3,093,330	3,093,330

TOTAL INVESTMENTS - 99.83% (cost - $237,424,487)		251,091,818

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.17%		421,922

NET ASSETS - 100.00%		$251,513,740

*	Non-income producing security.
^	The rate shown is the 7-day effective yield as of March 31, 2015.

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND
NOTES TO SCHEDULE OF INVESTMENTS
MARCH 31, 2015 (UNAUDITED)

Federal Income Tax Cost: The following information is computed on a tax basis for each item as of March 31, 2015:

Cost of portfolio investments	$237,649,271
Gross unrealized appreciation	$19,464,527
Gross unrealized depreciation	(6,021,980)
Net unrealized appreciation	$13,442,547

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and generally accepted accounting principles. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

As required by the Fair Value Measurement and Disclosures Topic of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 - quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•	Level 2 - quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•	Level 3 - model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund's investments carried at value:

VALUATION INPUTS	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS*

Level 1 – Quoted Prices
Equity Investments	$247,998,488	$-
Short-Term Investments	3,093,330	-
Level 2 – Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$251,091,818	$-

*	Other financial instruments include futures, forwards and swap contracts, if any.

The breakdown of the Fund's investments into major categories is disclosed in its Schedule of Investments.

As of March 31, 2015, the Fund did not have any transfers in and out of any Level.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at March 31, 2015.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During the three months ended March 31, 2015, the Fund did not engage in derivative instruments and other hedging activities.

The Fund has evaluated the need for additional disclosures and/or adjustments resulting through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such Schedule of Investments.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund's annual report previously filed with the Securities and Exchange Commission on the Form N-CSR on February 24, 2015 with a file number 811-22066.

Other information regarding the Fund is available in the Fund’s most recent annual report. This information is also available on the Fund’s website at www.cornerstoneprogressivereturnfund.com; or on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cornerstone Progressive Return Fund

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	May 29, 2015

By (Signature and Title)*		/s/ Frank J. Maresca
Frank J. Maresca, Treasurer (Principal Financial Officer)

Date	May 29, 2015

* Print the name and title of each signing officer under his or her signature.